Investments (Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Investment Holdings [Line Items]
Amortized Cost, Total		$ 3,348		$ 3,200
Total Unrealized Gains		1,662		1,899
Total Unrealized Losses	[1]	(72)		(6)
Fair Value, Total		4,938		5,093
Fixed income securities Fair Value		1,604
Equity securities Total Unrealized Losses		(245)
Fixed Income
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[2]	4		34
Cash equivalents and other Fair Value	[2]	4		34
Common/collective trust funds | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[3]	76		60
Fixed income securities Fair Value	[3]	76		60
Cost Method Investments [Member]
Investment Holdings [Line Items]
Amortized Cost, Total				68
Fair Value, Total				68
Equity securities: | U.S.
Investment Holdings [Line Items]
Equity securities Amortized Cost,		1,741	[4]	1,569	[3]
Equity securities Total Unrealized Gains		1,640	[4]	1,857	[3]
Equity securities Total Unrealized Losses	[4]	(51)
Equity securities Fair Value		3,330	[4]	3,426	[3]
Corporate debt instruments | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[3]	435		430
Fixed income securities Total Unrealized Gains	[3]	5		15
Fixed income securities Total Unrealized Losses	[3]	(9)		(1)
Fixed income securities Fair Value	[3]	431		444
Government Securities | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[3]	1,092		1,039
Fixed income securities Total Unrealized Gains	[3]	17		27
Fixed income securities Total Unrealized Losses	[3]	(12)		(5)
Fixed income securities Fair Value	[3]	1,097		1,061
Virginia Electric and Power Company
Investment Holdings [Line Items]
Amortized Cost, Total		1,643		1,549
Total Unrealized Gains		760		852
Total Unrealized Losses	[5]	(34)		(2)
Fair Value, Total		2,369		2,399
Fixed income securities Fair Value		778
Equity securities Total Unrealized Losses		(105)
Virginia Electric and Power Company | Common/collective trust funds | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	51		27
Fixed income securities Fair Value	[6]	51		27
Virginia Electric and Power Company | Cash Equivalents and Other [Member]
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[7]	6		22
Cash equivalents and other Fair Value	[7]	6		22
Virginia Electric and Power Company | Cost Method Investments [Member]
Investment Holdings [Line Items]
Amortized Cost, Total				68
Fair Value, Total				68
Virginia Electric and Power Company | Equity securities: | U.S.
Investment Holdings [Line Items]
Equity securities Amortized Cost,		858	[8]	734	[6]
Equity securities Total Unrealized Gains		751	[8]	831	[6]
Equity securities Total Unrealized Losses	[8]	(24)
Equity securities Fair Value		1,585	[8]	1,565	[6]
Virginia Electric and Power Company | Corporate debt instruments | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	224		216
Fixed income securities Total Unrealized Gains	[6]	2		8
Fixed income securities Total Unrealized Losses	[6]	(5)
Fixed income securities Fair Value	[6]	221		224
Virginia Electric and Power Company | Government Securities | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[6]	504		482
Fixed income securities Total Unrealized Gains	[6]	7		13
Fixed income securities Total Unrealized Losses	[6]	(5)		(2)
Fixed income securities Fair Value	[6]	$ 506		$ 493

[1]	The fair value of securities in an unrealized loss position was $833 million and $565 million at December 31, 2018 and 2017, respectively.
[2]	Includes pending sales of securities of $5 million at December 31, 2017.
[3]	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
[4]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
[5]	The fair value of securities in an unrealized loss position was $404 million and $234 million at December 31, 2018 and 2017, respectively.
[6]	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
[7]	Includes pending sales of securities of $6 million at both December 31, 2018 and 2017.
[8]	Effective January 2018, unrealized gains and losses on equity securities, including those previously classified as cost method investments, are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.